Subsequent Events	12 Months Ended
Dec. 31, 2021
Subsequent Events [Abstract]
Subsequent Events
24. Subsequent Events
a)On October 4, 2021, Teekay LNG Partners (now known as Seapeak LLC), Teekay LNG Partners' general partner, Teekay GP L.L.C. (or Teekay GP), an investment vehicle (or Acquiror) managed by Stonepeak Partners L.P., and a wholly-owned subsidiary of Acquiror (or Merger Sub) entered into an agreement and plan of merger (or the Merger Agreement), which closed on January 13, 2022. As part of the Merger and related transactions, Teekay sold all of its ownership interest in Teekay LNG Partners, including approximately 36.0 million Teekay LNG Partners common units, and Teekay GP (equivalent to approximately 1.6 million Teekay LNG Partners common units), for $17.00 per common unit or common unit equivalent in cash. As consideration, Teekay received total gross cash proceeds of approximately $641 million. Furthermore, on January 13, 2022, Teekay transferred certain management services companies to Teekay LNG Partners that provide, through existing services agreements, comprehensive managerial, operational and administrative services to Teekay LNG Partners, its subsidiaries and certain of its joint ventures. Due to negative working capital in these subsidiaries on the date of purchase, Teekay paid Teekay LNG Partners $4.9 million to assume ownership of them. Concurrent with the closing of these transactions, the Company and Teekay LNG Partners entered into a transition services agreement whereby each party will provide certain services, consisting primarily of corporate services that were previously shared by the entire organization, to the other party for a period of months following closing to allow for the orderly separation of these functions into two standalone operations.
b)In mid-December 2021, Teekay elected to redeem all of the 2022 Notes under the related indenture at 102.313% of the principal amount. As of January 12, 2022, Teekay had $243.4 million total aggregate principal amount of the 2022 Notes outstanding. The redemption was completed on January 14, 2022. In addition, on January 10, 2022, Teekay announced a cash tender offer for any and all of its outstanding Convertible Notes at 102.0% percent of the principal amount. As of January 12, 2022, Teekay had $112.2 million total aggregate principal amount of the Convertible Notes outstanding. The cash tender was completed in February 2022, with $85.0 million aggregate principal amount of the Convertible Notes, representing approximately 75.8% of the total outstanding as of December 31, 2021, validly tendered. In March 2022, Teekay repurchased an additional $3.8 million of the principal of the Convertible Notes. After the settlement in February 2022 and the repurchases in March 2022, approximately $23.4 million aggregate principal amount of the Convertible Notes remain outstanding.

c)During the first quarter of 2022, Teekay Tankers entered into agreements to sell one Suezmax tanker and two Aframax tankers for a total price of $43.6 million. The vessels and related bunkers and lube oil inventory were classified as held for sale on the Company's consolidated balance sheet as at December 31, 2021 (see Note 18). The Suezmax tanker was written down to its agreed sales price less selling costs, and one of the Aframax tankers was written down to its estimated sales price less estimated selling costs. The Suezmax tanker was delivered to its new owner in February 2022, and the Aframax tankers are expected to be delivered to their new owners in April 2022.

d)In March 2022, Teekay Tankers completed a $177.3 million sale-leaseback financing transaction related to eight Suezmax tankers. Pursuant to this arrangement, Teekay Tankers transferred the vessels to subsidiaries of a financial institution and leased the vessels back on bareboat charters ranging from six to nine-year terms. Teekay Tankers has the option to repurchase any of the vessels, commencing at the end of the second year. These bareboat charters require that Teekay Tankers maintain a minimum liquidity consistent with Teekay Tankers' other vessels financed on similar arrangements (see Note 10) and, for each vessel, a minimum hull coverage ratio of 100% of the total outstanding principal balance.